Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Securitizations and Variable Interest Entities [Abstract]
Balance Sheet Transactions With VIEs
Table 10.1 provides the classifications of assets and liabilities in our balance sheet for our transactions with VIEs.

Table 10.1: Balance Sheet Transactions with VIEs

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate (2)	Transfers that we account for as secured borrowings (2)	Total
December 31, 2019
Cash and due from banks	$—	16	—	16
Interest-earning deposits with banks	—	284	—	284
Debt securities (1):
Trading debt securities	792	339	—	1,131
Available-for-sale debt securities	1,696	201	—	1,897
Held-to-maturity debt securities	791	—	—	791
Loans	2,127	13,170	80	15,377
Mortgage servicing rights	11,884	—	—	11,884
Derivative assets	142	1	—	143
Equity securities	11,401	118	—	11,519
Other assets	1,268	239	—	1,507
Total assets	30,101	14,368	80	44,549
Short-term borrowings	—	401	—	401
Derivative liabilities	1	3	—	4
Accrued expenses and other liabilities	189	235	—	424
Long-term debt	4,817	587	79	5,483
Total liabilities	5,007	1,226	79	6,312
Noncontrolling interests	—	43	—	43
Net assets	$25,094	13,099	1	38,194
December 31, 2018
Cash and due from banks	$—	139	—	139
Interest-earning deposits with banks	—	8	—	8
Debt securities (1):
Trading debt securities	2,110	245	—	2,355
Available-for-sale debt securities	2,686	317	—	3,003
Held-to-maturity debt securities	510	—	—	510
Loans	2,657	13,564	94	16,315
Mortgage servicing rights	14,761	—	—	14,761
Derivative assets	53	—	—	53
Equity securities	11,041	85	—	11,126
Other assets	—	227	—	227
Total assets	33,818	14,585	94	48,497
Short-term borrowings	—	493	—	493
Derivative liabilities	26	—	—	26
Accrued expenses and other liabilities	231	199	—	430
Long-term debt	5,094	816	93	6,003
Total liabilities	5,351	1,508	93	6,952
Noncontrolling interests	—	34	—	34
Net assets	$28,467	13,043	1	41,511

(1)
Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Government National Mortgage Association (GNMA).

(2)
Certain structures included in transfers that we account for as secured borrowings at December 31, 2018 were presented in VIEs that we consolidate to conform with the current period presentation.

Unconsolidated VIEs
Table 10.2 provides a summary of our exposure to unconsolidated VIEs with which we have significant continuing involvement but for which we are not the primary beneficiary.
We include transactions where we were the sponsor or servicer and also have other significant forms of continuing involvement. Sponsorship includes transactions where we solely or materially participated in the initial design or structuring of the VIE or marketed the transaction to investors. We consider investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives to be other forms of continuing involvement that may be significant. We also include transactions where we transferred assets to a VIE, account for the transfer as a sale, and service the VIE collateral or have other forms of continuing involvement that may be significant (as described above). We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary in nature or insignificant in size. We also exclude secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).
Table 10.2: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets and advances	Derivatives	Debt, guarantees and other commitments	Net assets
December 31, 2019
Residential mortgage loan securitizations:
Conforming (2)	$1,098,103	1,528	11,931	—	(683)	12,776
Other/nonconforming	5,178	6	152	—	—	158
Commercial mortgage loan securitizations	169,736	2,239	1,069	80	(43)	3,345
Tax credit structures	39,091	12,826	—	—	(4,260)	8,566
Other asset-based finance structures	1,355	157	—	61	(20)	198
Other	1,167	51	—	—	—	51
Total	$1,314,630	16,807	13,152	141	(5,006)	25,094
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets and advances	Derivatives	Guarantees and other commitments	Total exposure
Residential mortgage loan securitizations:
Conforming (2)		$972	11,931	—	937	13,840
Other/nonconforming		6	152	—	—	158
Commercial mortgage loan securitizations		2,239	1,069	80	11,667	15,055
Tax credit structures		12,826	—	—	1,701	14,527
Other asset-based finance structures		157	—	63	91	311
Other		51	—	—	157	208
Total		$16,251	13,152	143	14,553	44,099

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Debt, guarantees and other commitments	Net assets
December 31, 2018
Residential mortgage loan securitizations:
Conforming (2)	$1,172,833	3,601	13,811	—	(1,395)	16,017
Other/nonconforming	10,596	453	57	—	—	510
Commercial mortgage loan securitizations	153,350	2,409	893	(22)	(40)	3,240
Tax credit structures	35,185	12,087	—	—	(3,870)	8,217
Other asset-based finance structures	1,520	271	—	49	(20)	300
Other	1,318	183	—	—	—	183
Total	$1,374,802	19,004	14,761	27	(5,325)	28,467
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Guarantees and other commitments	Total exposure
Residential mortgage loan securitizations:
Conforming (2)		$2,377	13,811	—	1,183	17,371
Other/nonconforming		453	57	—	—	510
Commercial mortgage loan securitizations		2,409	893	28	11,563	14,893
Tax credit structures		12,087	—	—	1,420	13,507
Other asset-based finance structures		271	—	50	91	412
Other		183	—	—	158	341
Total		$17,780	14,761	78	14,415	47,034

(1)
Includes total equity interests of $11.4 billion and $11.0 billion at December 31, 2019 and 2018, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Carrying values include assets and related liabilities of $556 million and $1.2 billion at December 31, 2019 and 2018, respectively, related to certain unexercised unconditional repurchase options. These amounts represent the carrying value of the loans and associated debt that would be payable if the option was exercised to repurchase eligible loans from GNMA loan securitizations. These amounts are excluded from maximum exposure to loss as we are not obligated to exercise the options.

Transfers With Continuing Involvement
Table 10.3 presents information about transfers during the period of assets to unconsolidated VIEs or third-party investors for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we recorded servicing assets, securities, and a liability for repurchase losses which reflects management’s estimate of probable losses related to various representations and warranties for the loans transferred. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and securities are initially predominantly classified as Level 2.
Sales with continuing involvement include securitizations of conforming residential mortgages that are sold to the GSEs or GNMA. Substantially all transfers to these entities resulted in no gain or loss because the loans were already measured at fair value on a recurring basis.
Table 10.3: Transfers With Continuing Involvement

	Year ended December 31,
	2019		2018		2017
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Net gains (losses) on sale	$89	330	(10)	280	342	359
Asset balances sold	170,384	18,191	177,805	17,882	213,562	16,696
Servicing rights recognized	1,896	161	1,903	158	2,122	166
Securities recognized	2,747	51	5,030	81	1,414	65
Liability for repurchase losses recognized	18	—	17	—	24	—

Residential Mortgage Servicing Rights
Table 10.4 presents the key weighted-average assumptions we used to measure residential MSRs at the date of securitization.

Table 10.4: Residential Mortgage Servicing Rights

	Residential mortgage servicing rights
	Year ended December 31,
	2019	2018	2017
Prepayment speed (1)	12.8%	10.6	11.5
Discount rate	7.5	7.4	7.0
Cost to service ($ per loan) (2)	$101	128	132

(1)
The prepayment speed assumption for residential MSRs includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)
Includes costs to service and unreimbursed foreclosure costs, which can vary period to period due to changes in model assumptions and the mix of modified government-guaranteed loans sold to GNMA.

Cash Inflows (Outflows) From Sales and Securitization Activity
Table 10.5 presents the proceeds related to transfers accounted for as sales in which we have continuing involvement with the transferred financial assets as well as current period cash flows from continuing involvement with previous transfers accounted for as sales. Cash flows from other interests held predominantly include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips. Repurchases of assets represents cash paid to repurchase loans from investors under representation and warranty obligations or in connection with the exercise of cleanup calls on securitizations. Loss reimbursements is cash paid to reimburse investors for losses on individual loans that are already liquidated. Government insured loans are delinquent loans that we service and have exercised our option to purchase out of GNMA pools. These loans are insured by the FHA or guaranteed by the VA.
Table 10.5: Cash Inflows (Outflows) From Sales and Securitization Activity

	Mortgage loans
	Year ended December 31,
(in millions)	2019	2018	2017
Proceeds from securitizations and whole loan sales	$186,615	193,721	228,282
Fees from servicing rights retained	3,149	3,337	3,352
Cash flows from other interests held	468	698	2,218
Repurchases of assets/loss reimbursements:
Non-agency securitizations and whole loan transactions	(4,441)	(3)	(12)
Government insured loans	(6,168)	(7,775)	(8,600)
Agency securitizations	(95)	(96)	(92)
Servicing advances, net of recoveries (1)	187	154	269

(1)	Cash flows from servicing advances includes principal and interest payments to investors required by servicing agreements.

Retained Interests from Unconsolidated VIEs
Table 10.6 provides key economic assumptions and the sensitivity of the current fair value of residential MSRs, and other interests held related to unconsolidated VIEs, to immediate adverse changes in those assumptions. Amounts for residential MSRs include purchased servicing rights as well as servicing rights resulting from the transfer of loans. See Note 19 (Fair Values of Assets and Liabilities) for additional information on key economic assumptions for residential MSRs. “Other interests held” were obtained when we securitized residential and commercial mortgage loans. Residential mortgage-backed securities retained in securitizations issued through GSEs or GNMA are excluded from the table because these securities have a remote risk of credit loss due to the GSE or government guarantee. These securities also have economic characteristics similar to GSE or GNMA mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.

Table 10.6: Retained Interests from Unconsolidated VIEs

		Other interests held
	Residential mortgage servicing rights	Interest-only strips	Commercial
($ in millions, except cost to service amounts)			Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2019	$11,517	2	909	352
Expected weighted-average life (in years)	5.3	3.1	7.3	5.5

Key economic assumptions:
Prepayment speed assumption	11.9%	19.5
Decrease in fair value from:
10% adverse change	$537	—
25% adverse change	1,261	—

Discount rate assumption	7.2%	12.8	4.0	2.9
Decrease in fair value from:
100 basis point increase	$464	—	53	16
200 basis point increase	889	—	103	32

Cost to service assumption ($ per loan)	102
Decrease in fair value from:
10% adverse change	253
25% adverse change	632

Credit loss assumption			3.1%	—
Decrease in fair value from:
10% higher losses			$1	—
25% higher losses			4	—
Fair value of interests held at December 31, 2018	$14,649	16	668	309
Expected weighted-average life (in years)	6.5	3.6	7.0	5.7

Key economic assumptions:
Prepayment speed assumption	9.9%	17.7
Decrease in fair value from:
10% adverse change	$530	1
25% adverse change	1,301	1

Discount rate assumption	8.1%	14.5	4.3	3.7
Decrease in fair value from:
100 basis point increase	$615	—	37	14
200 basis point increase	1,176	1	72	28

Cost to service assumption ($ per loan)	106
Decrease in fair value from:
10% adverse change	316
25% adverse change	787

Credit loss assumption			5.1%	—
Decrease in fair value from:
10% higher losses			$2	—
25% higher losses			5	—

Off-Balance Sheet Loans Sold or Securitized
Table 10.7 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 10.7: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs (3)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2019	2018	2019	2018	2019	2018
Commercial:
Real estate mortgage	$112,507	105,173	776	1,008	179	739
Total commercial	112,507	105,173	776	1,008	179	739
Consumer:
Real estate 1-4 family first mortgage	1,008,446	1,097,128	6,664	8,947	229	466
Real estate 1-4 family junior lien mortgage	13	—	2	—	—	—
Total consumer	1,008,459	1,097,128	6,666	8,947	229	466
Total off-balance sheet sold or securitized loans (2)	$1,120,966	1,202,301	7,442	9,955	408	1,205

(1)	Includes $492 million and $675 million of commercial foreclosed assets and $356 million and $582 million of consumer foreclosed assets at December 31, 2019 and 2018, respectively.

(2)
At December 31, 2019 and 2018, the table includes total loans of $1.0 trillion and $1.1 trillion, delinquent loans of $5.2 billion and $6.4 billion, and foreclosed assets of $251 million and $442 million, respectively, for FNMA, FHLMC and GNMA.

(3)
Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated VIEs And Secured Borrowings
Table 10.8 presents a summary of financial assets and liabilities for asset transfers accounted for as secured borrowings and involvements with consolidated VIEs. Carrying values of “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

Table 10.8: Transactions with Consolidated VIEs and Secured Borrowings

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2019
Secured borrowings:
Residential mortgage securitizations	$81	80	(79)	—	1
Total secured borrowings	81	80	(79)	—	1
Consolidated VIEs:
Commercial and industrial loans and leases	8,054	8,042	(529)	(16)	7,497
Nonconforming residential mortgage loan securitizations	935	809	(290)	—	519
Commercial real estate loans	4,836	4,836	—	—	4,836
Municipal tender option bond securitizations	401	402	(401)	—	1
Other	279	279	(6)	(27)	246
Total consolidated VIEs	14,505	14,368	(1,226)	(43)	13,099
Total secured borrowings and consolidated VIEs	$14,586	14,448	(1,305)	(43)	13,100
December 31, 2018
Secured borrowings:
Residential mortgage securitizations	$95	94	(93)	—	1
Total secured borrowings	95	94	(93)	—	1
Consolidated VIEs:
Commercial and industrial loans and leases	8,215	8,204	(477)	(14)	7,713
Nonconforming residential mortgage loan securitizations	1,947	1,732	(521)	—	1,211
Commercial real estate loans	3,957	3,957	—	—	3,957
Municipal tender option bond securitizations (1)	627	523	(501)	—	22
Other	169	169	(9)	(20)	140
Total consolidated VIEs	14,915	14,585	(1,508)	(34)	13,043
Total secured borrowings and consolidated VIEs	$15,010	14,679	(1,601)	(34)	13,044
(1)
Municipal tender option bond securitizations were reported as secured borrowings at December 31, 2018. These structures were reported as consolidated VIEs at December 31, 2019 to conform with our presentation of other transactions where we transfer assets to a consolidated VIE and use secured borrowing accounting.